Salary and benefit payable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Salary and benefit payable
Salary and benefit payable to employees	¥ 3,764	¥ 11,433
Consulting expenses payable to a shareholder's representatives	0	2,580
Total	¥ 3,764	¥ 14,013